UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-7156

Name of Fund:  MuniYield Florida Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniYield Florida Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments


MuniYield Florida Insured Fund


Schedule of Investments as of January 31, 2006                                                                     (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
District of          $   1,000   Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds,
Columbia - 0.8%                  AMT, Series A, 5.25% due 10/01/2032 (c)                                               $    1,034


Florida - 141.3%         1,300   Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029 (a)                        1,384

                           700   Boynton Beach, Florida, Utility System Revenue Refunding Bonds, 6.25% due
                                 11/01/2020 (b)(c)                                                                            832

                         1,000   Daytona Beach, Florida, Utility System Revenue Refunding Bonds, Series B, 5% due
                                 11/15/2027 (c)                                                                             1,040

                         2,110   First Florida Governmental Financing Commission Revenue Bonds, 5.70% due 7/01/2017 (h)     2,196

                         1,000   Flagler County, Florida, Capital Improvement Revenue Bonds, 5% due 10/01/2035 (h)          1,041

                         1,150   Florida HFA, Housing Revenue Bonds (Brittany Rosemont Apartments), AMT, Series C-1,
                                 6.75% due 8/01/2014 (a)                                                                    1,163

                           455   Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds,
                                 AMT, Series 4, 6.25% due 7/01/2022 (f)                                                       468

                         2,000   Florida State Board of Education, Capital Outlay, GO, Public Education, Series B, 5%
                                 due 6/01/2031 (c)                                                                          2,071

                         6,190   Florida State Board of Education, Lottery Revenue Bonds, Series A, 6% due 7/01/2015 (c)    6,844

                         1,000   Florida State Governmental Utility Authority, Utility Revenue Bonds (Lehigh Utility
                                 System), 5.125% due 10/01/2033 (a)                                                         1,044

                         1,860   Florida State Turnpike Authority, Turnpike Revenue Bonds (Department of Transportation),
                                 Series B, 5% due 7/01/2030                                                                 1,909

                         3,000   Hernando County, Florida, School Board, COP, 5% due 7/01/2035 (h)                          3,114

                         3,700   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), Series A, 6% due 11/15/2031                                     3,967

                         6,000   Hillsborough County, Florida, School Board, COP, 5.375% due 7/01/2009 (h)(i)               6,377

                         1,000   Hillsborough County, Florida, School Board, COP, 5% due 7/01/2029 (h)                      1,035

                         2,000   Jacksonville Electric Authority, Florida, Water and Sewer System Revenue Bonds,
                                 Series A, 5.375% due 10/01/2030 (h)                                                        2,040

                         1,000   Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue
                                 Bonds (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036 (h)                       1,083

                           750   Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue
                                 Bonds (Mayo Clinic-Jacksonville), Series B, 5.50% due 11/15/2036 (h)                         812

                         1,140   Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking
                                 Solutions Project), AMT, 5.50% due 10/01/2030 (l)                                          1,195



Portfolio Abbreviations


To simplify the listings of MuniYield Florida Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
DATES     Daily Adjustable Tax-Exempt Securities
DRIVERS   Derivative Inverse Tax-Exempt Receipts
EDA       Economic Development Authority
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
RIB       Residual Interest Bonds
S/F       Single-Family
VRDN      Variable Rate Demand Notes



MuniYield Florida Insured Fund


Schedule of Investments as of January 31, 2006 (concluded)                                                         (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
Florida              $   1,455   Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement
(concluded)                      Bonds, 5.25% due 10/01/2032 (c)                                                       $    1,537

                         1,025   Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT, 5.625% due
                                 11/01/2010 (h)(i)                                                                          1,105

                         1,225   Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT, 5.625% due
                                 11/01/2026 (h)                                                                             1,301

                         2,000   Lakeland, Florida, Electric and Water Revenue Refunding Bonds, Series A, 5% due
                                 10/01/2028 (h)                                                                             2,056

                         1,000   Lee County, Florida, Airport Revenue Bonds, AMT, Series A, 6% due 10/01/2029 (f)           1,088

                         2,285   Lee County, Florida, Capital Revenue Bonds, 5.25% due 10/01/2023 (a)                       2,475

                            50   Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT,
                                 Series A, Sub-Series 3, 7.45% due 9/01/2027 (d)(e)(g)                                         50

                           100   Lee County, Florida, Hospital Board of Directors, Hospital Revenue Bonds (Memorial
                                 Health System), VRDN, Series A, 3.07% due 4/01/2025 (n)                                      100

                         1,000   Leesburg, Florida, Capital Improvement Revenue Bonds, 5.25% due 10/01/2034 (c)             1,067

                           300   Marco Island, Florida, Utility System Revenue Bonds, 5.25% due 10/01/2021 (h)                324

                         1,000   Marco Island, Florida, Utility System Revenue Bonds, 5% due 10/01/2033 (h)                 1,035

                         1,000   Martin County, Florida, Utilities System Revenue Bonds, 5.125% due 10/01/2033 (a)          1,044

                         2,000   Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75% due 9/01/2025 (a)               2,182

                         7,500   Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5% due 10/01/2033 (f)   7,610

                         5,000   Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport),
                                 AMT, Series A, 6% due 10/01/2024 (c)                                                       5,441

                         5,075   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                 Airport), AMT, Series A, 5% due 10/01/2038 (m)                                             5,145

                         2,000   Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds (University
                                 of Miami), Series A, 5.75% due 4/01/2029 (a)                                               2,169

                         1,000   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series
                                 B, 5.25% due 7/01/2027 (c)                                                                 1,074

                         2,875   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series
                                 B, 5% due 7/01/2033 (c)                                                                    2,979

                         3,480   Miami-Dade County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                                 Bonds, DRIVERS, Series 208, 7.91% due 8/15/2017 (a)(k)                                     4,097

                         1,655   Miami-Dade County, Florida, IDA, IDR (BAC Funding Corporation Project), Series A,
                                 5.375% due 10/01/2030 (a)                                                                  1,774

                         2,000   Miami-Dade County, Florida, School Board COP, Series A, 5.50% due 10/01/2009 (f)(i)        2,139

                         1,865   Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25% due 10/01/2030 (h)     2,007

                         4,375   Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A,
                                 5.186%** due 10/01/2031 (h)                                                                1,184

                         5,735   Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A,
                                 5.203%** due 10/01/2033 (h)                                                                1,395

                         4,765   Orange County, Florida, Educational Facilities Authority, Educational Facilities
                                 Revenue Refunding Bonds (Rollins College Project), 5.50% due 12/01/2032 (a)                5,174

                           600   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
                                 Health System), 6.25% due 11/15/2024                                                         665

                         1,835   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando
                                 Regional Healthcare), 6% due 12/01/2012 (i)                                                2,084

                         1,000   Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series A, 5.125% due
                                 1/01/2023 (c)                                                                              1,064

                         6,500   Orange County, Florida, School Board, COP, Series A, 5.25% due 8/01/2023 (h)               6,867

                         5,330   Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.50% due 10/01/2032 (a)   5,743

                         4,000   Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B, 5%
                                 due 7/01/2030 (a)                                                                          4,148

                         6,815   Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B, 5%
                                 due 7/01/2035 (a)                                                                          7,032

                         1,530   Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds, 5.25% due
                                 10/01/2025 (a)                                                                             1,633

                         2,000   Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027 (a)              2,126

                         1,100   Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50% due
                                 10/01/2027 (c)                                                                             1,190

                         1,000   Palm Bay, Florida, Utility System Improvement Revenue Bonds, Series A, 5% due
                                 10/01/2025 (c)                                                                             1,056

                         1,500   Palm Beach County, Florida, Criminal Justice Facilities Revenue Bonds, 7.20% due
                                 6/01/2015 (c)                                                                              1,890

                         2,000   Palm Beach County, Florida, School Board, COP, Refunding, Series D, 5.25% due
                                 8/01/2021 (f)                                                                              2,143

                         5,000   Palm Beach County, Florida, School Board, COP, Series A, 6% due 8/01/2010 (c)(i)           5,561

                         1,000   Palm Coast, Florida, Utility System Revenue Bonds, 5% due 10/01/2027 (h)                   1,040

                         1,500   Panama City, Florida, Water and Sewer Revenue Bonds, Series B, 5.25% due 10/01/2022 (h)    1,636

                         1,000   Peace River/Manasota Regional Water Supply Authority, Florida, Utility System Revenue
                                 Bonds, Series A, 5% due 10/01/2030 (f)                                                     1,046

                         1,000   Pembroke Pines, Florida, Public Improvement Revenue Bonds, Series A, 5% due
                                 10/01/2034 (a)                                                                             1,038

                           200   Pinellas County, Florida, Health Facilities Authority, Revenue Refunding Bonds
                                 (Pooled Hospital Loan Program), DATES, VRDN, 3.04% due 12/01/2015 (a)(n)                     200

                         1,000   Polk County, Florida, Public Facilities Revenue Bonds, 5% due 12/01/2025 (h)               1,055

                         1,340   Polk County, Florida, Public Facilities Revenue Bonds, 5% due 12/01/2033 (h)               1,395

                         1,000   Polk County, Florida, Utility System Revenue Bonds, 5.25% due 10/01/2022 (c)               1,079

                         1,055   Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2024 (h)                    1,145

                         1,400   Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due 10/01/2031 (a)   1,494

                         1,000   Saint Lucie, Florida, West Services District, Utility Revenue Bonds, 5.25% due
                                 10/01/2034 (h)                                                                             1,074

                         2,000   South Broward, Florida, Hospital District Revenue Bonds, DRIVERS, Series 337, 7.915%
                                 due 5/01/2032 (h)(k)                                                                       2,371

                         1,000   South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.),
                                 5.80% due 10/01/2034                                                                       1,040

                         1,240   Stuart, Florida, Public Utilities Revenue Refunding and Improvement Bonds, 5.25% due
                                 10/01/2024 (c)                                                                             1,338

                         1,800   Tallahassee, Florida, Energy System Revenue Bonds, 5% due 10/01/2035 (h)                   1,874

                         1,000   Tamarac, Florida, Capital Improvement Revenue Bonds, 5% due 10/01/2030 (h)                 1,042

                           190   University of Central Florida, COP (UCF Convocation Center), Series A, 5% due
                                 10/01/2035 (c)                                                                               197

                         2,280   University of Central Florida (UCF) Athletics Association Inc., COP, Series A, 5.25%
                                 due 10/01/2034 (c)                                                                         2,417

                         1,640   Village Center Community Development District, Florida, Recreational Revenue Bonds,
                                 Series A, 5.375% due 11/01/2034 (h)                                                        1,776

                         1,000   Village Center Community Development District, Florida, Recreational Revenue Bonds,
                                 Series A, 5.125% due 11/01/2036 (h)                                                        1,050

                         2,585   Village Center Community Development District, Florida, Utility Revenue Bonds, 5.25%
                                 due 10/01/2023 (h)                                                                         2,796

                         4,030   Village Center Community Development District, Florida, Utility Revenue Bonds, 5.125%
                                 due 10/01/2028 (h)                                                                         4,238

                         1,000   Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University
                                 Project), Series A, 5% due 6/01/2025 (m)                                                   1,054

                         1,000   Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University
                                 Project), Series A, 5% due 6/01/2035 (m)                                                   1,040

                         1,570   Winter Haven, Florida, Utility System Revenue Refunding and Improvement Bonds, 5%
                                 due 10/01/2035 (h)                                                                         1,635


Maryland - 0.9%          1,000   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%
                                 due 9/01/2039 (o)                                                                          1,069


Nevada - 2.6%            3,220   Clark County, Nevada, IDR (Southwest Gas Corporation Project), Refunding, AMT, Series
                                 B, 5% due 12/01/2033 (c)                                                                   3,263


New Jersey - 1.7%        2,000   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                           2,084


Puerto Rico - 6.9%       1,970   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.375% due
                                 7/01/2019 (h)                                                                              2,158

                         1,000   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds,
                                 Series I, 5% due 7/01/2036                                                                 1,014

                         1,145   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.70% due 2/01/2010 (i)                                                          1,240

                         3,550   Puerto Rico Public Finance Corporation, Revenue Refunding Bonds, RIB, Series 522X,
                                 7.49% due 8/01/2022 (h)(k)                                                                 4,178

                                 Total Municipal Bonds (Cost - $183,128) - 154.2%                                         192,479


                        Shares
                          Held   Short-Term Securities
                             1   CMA Florida Municipal Money Fund (j)                                                           1

                                 Total Short-Term Securities (Cost - $1) - 0.0%                                                 1

                                 Total Investments (Cost - $183,129*) - 154.2%                                            192,480
                                 Other Assets Less Liabilities - 3.5%                                                       4,400
                                 Preferred Shares, at Redemption Value - (57.7%)                                         (72,040)
                                                                                                                       ----------
                                 Net Assets Applicable to Common Shares - 100.0%                                       $  124,840
                                                                                                                       ==========


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $      183,144
                                              ==============
    Gross unrealized appreciation             $        9,379
    Gross unrealized depreciation                       (43)
                                              --------------
    Net unrealized appreciation               $        9,336
                                              ==============


 ** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) FHLMC Collateralized.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) GNMA Collateralized.

(h) MBIA Insured.

(i) Prerefunded.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                      Net          Dividend
    Affiliate                                       Activity        Income

    CMA Florida Municipal Money Fund                       1         $ 3
    Merrill Lynch Institutional Tax-Exempt Fund      (2,600)          -*

     * Amount is less than $1,000.


(k) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(l) ACA Insured.

(m) CIFG Insured.

(n) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security.
    The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(o) XL Capital Insured.

o   Forward interest rate swaps outstanding as of January 31, 2006 were as follows:



                                                  Notional        Unrealized
                                                   Amount        Depreciation

    Pay a fixed rate of 3.969% and receive a floating rate based on 1-week Bond Market
    Association rate

    Broker, JPMorgan Chase Bank
    Expires February 2016                          $   7,300       $   (112)

    Pay a fixed rate of 4.067% and receive a floating rate based on 1-week Bond Market
    Association rate

    Broker, JPMorgan Chase Bank
    Expires April 2026                             $   4,600            (17)
                                                                  ----------
    Total                                                         $    (129)
                                                                  ==========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Florida Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield Florida Insured Fund, Inc.


Date:  March 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield Florida Insured Fund, Inc.


Date:  March 20, 2006


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       MuniYield Florida Insured Fund, Inc.


Date:  March 20, 2006